Supplemental Cash Flow Information - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash	$ 854,699		$ 768,682
Cash equivalents	151,186		49,484
Total cash and cash equivalents	$ 1,005,885	$ 1,085,581	$ 818,166	$ 540,217	$ 306,109	$ 546,527